COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of minimum future rental payments under noncancellable leases
(in thousands)
2013	$4,701
2014	4,597
2015	3,902
2016	3,017
2017	2,354
2018-2023	5,501
Total minimum future rental payments	$24,072